Related party transactions - Schedule of List of Related Parties (Details)	12 Months Ended
Mar. 31, 2026
Zhonghua Fu [Member]
Related party transactions - Schedule of List of Related Parties (Details) [Line Items]
Relationship with the Company	Chief Executive Officer, Director and Legal representative of PRC Subsidiary